Income Taxes - Components of Federal and State Deferred Taxes (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets:
Net operating loss carryover	$ 55,792	$ 39,061
General business and other tax credits	6,765	5,622
Capitalized research and development	8,363	5,937
Intangible assets	2,055	2,236
Fair value adjustments	0	199
Lease liabilities	1,386	1,811
Stock based compensation	607	1,092
Business interest limitation	56	0
Inventories	1,298	1,815
Other non-current deferred tax assets	1,106	932
Subtotal	77,428	58,705
Valuation allowance	(75,306)	(54,572)
Total	2,122	4,133
Deferred tax liabilities:
Fixed assets	(567)	(998)
Operating lease right-of-use asset	(1,338)	(1,770)
Other non-current deferred tax liabilities	(217)	(1,365)
Total	(2,122)	(4,133)
Net deferred tax asset	$ 0	$ 0